Cash and Cash Equivalents - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 107,705
Changes from financing cash flows:
Proceeds from bank borrowings	42,854	¥ 17,539	¥ 34,170
Proceeds from ultra-short-term financing bills	1,000
Repayment of bank borrowings	(18,311)	(46,695)	(62,212)
Repayment of ultra-short-term financing bills	(22,986)
Repayment of principal under finance lease obligations	(9,835)	(6,994)	¥ (8,209)
Total changes from financing cash flows	(7,278)
Exchange adjustments	(1,862)
Changes in fair value	39
Acquisitions through business combinations (Note 24(iv))	342
Additions of obligations under finance leases (Note 52)	17,283
Total other changes	17,625
Ending Balance	116,229	107,705
Bank loans and other borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	45,504
Changes from financing cash flows:
Proceeds from bank borrowings	42,854
Proceeds from ultra-short-term financing bills	1,000
Repayment of bank borrowings	(18,311)
Repayment of ultra-short-term financing bills	(22,986)
Total changes from financing cash flows	2,557
Exchange adjustments	(116)
Acquisitions through business combinations (Note 24(iv))	342
Total other changes	342
Ending Balance	48,287	45,504
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	62,222
Changes from financing cash flows:
Repayment of principal under finance lease obligations	(9,835)
Total changes from financing cash flows	(9,835)
Exchange adjustments	(1,746)
Additions of obligations under finance leases (Note 52)	17,283
Total other changes	17,283
Ending Balance	67,924	62,222
Assets held to hedge liabilities arising from financing activities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(21)
Changes from financing cash flows:
Changes in fair value	(25)
Ending Balance	(46)	¥ (21)
Liabilities held to hedge liabilities arising from financing activities [member]
Changes from financing cash flows:
Changes in fair value	64
Ending Balance	¥ 64